Jul. 30, 2019

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 2, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective February 29, 2020, GSA Capital Partners LLP (“GSA”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by GSA have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. All references to GSA in the Fund’s Prospectus are removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Shelter Growth Capital Partners LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies